CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EXPENSES
Exploration and evaluation expenses	$ 7,427	$ 8,362
Battery Material Plant project expenses	19,090	5,976
General and administrative expenses	28,674	24,203
Other income		(57)
Operating loss	55,191	38,484
Net financial costs (income)	(7,877)	1,006
Loss before tax	47,314	39,490
Income tax	400	400
Net loss and comprehensive loss	$ 47,714	$ 39,890
Net earnings per Share
Loss per share, Basic	$ (0.86)	$ (0.93)
Loss per share, Diluted	$ (0.90)	$ (0.93)
Weighted average number of shares outstanding - Basic	55,600,636	42,971,152
Weighted average number of shares outstanding - Diluted	57,052,691	42,971,152